Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
10.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Computers and equipment	16,270	87,374
Vehicle	508	508
Total	16,778	87,882
Less: accumulated depreciation	(5,477)	(20,589)
Property, plant and equipment, net	11,301	67,293

The Group had recorded depreciation expense of RMB1,680, RMB2,244 and RMB15,427 for the years ended December 31, 2017, 2018 and 2019, respectively. No impairment was recorded for the years ended December 31, 2017, 2018 and 2019.